Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2012
Additional Cash Flow Information and Noncash Investing and Financing Activities

Additional cash flow information and noncash investing and financing activities for the years ended March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Additional cash flow information:
Interest paid	¥7,309	¥6,367	¥8,533	$89,134
Income taxes paid	¥87,134	¥46,227	¥9,797	$1,062,610
Noncash investing and financing activities:
Capital lease obligations incurred	¥2,300	¥2,244	¥14,285	$28,049